Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Group's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Financial assets, Carrying amount		$ 7
Financial assets, Fair value		7
Financial liabilities
Financial liabilities, Carrying amount
Financial liabilities, Fair value
Financial liabilities at FVTPL [Member]
Financial liabilities
Financial liabilities, Carrying amount
Financial liabilities, Fair value
Wealth management product [Member]
Financial assets
Financial assets, Carrying amount		7
Financial assets, Fair value		$ 7